Share Capital	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Share Capital
Note 8—Share Capital
The share capital of Ascendis Pharma A/S consists of 47,739,647 shares at a nominal value of DKK 1, all in the same share class.
On March 14, 2019, the Company completed the sale and issuance of 4,791,667 ADSs in a public offering, increasing the Company’s share capital from 42,135,448 shares to 46,927,115 shares.
In April, June, and September 2019, an aggregate of 812,532 warrants were exercised, increasing the Company’s share capital from 46,927,115 shares to 47,739,647 shares.